Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the reporting period

31. Events after the reporting period

On January 12, 2021, the Company completed its initial public offering and was listed on the New York Stock Exchange. 5,000,000 ordinary shares were issued at a price of US$10 per share for net proceeds of approximately US$46.5 million, after deducting underwriting discounts and commissions of US$3.5 million. After the initial public offering, there were 29,566,273 ordinary shares outstanding, consisting of 21,285,625 Class A ordinary shares and 8,281,098 Class B ordinary shares, with par value US$0.001.